MASTER TRUST	12 Months Ended
Dec. 31, 2025
EBP 015
EBP, Master Trust [Line Items]
MASTER TRUST	MASTER TRUST
Prior to April 2025, the Plan participated in a Master Trust arrangement that held the assets of the Plan and the assets of Aviation Communications and Surveillance Systems (“ACSS”) 401(k) Plan sponsored by the Aviation Communications and Surveillance Systems, LLC, a subsidiary of L3Harris at that time. Effective April 7, 2025, in connection with L3Harris' divestiture of ACSS, the ACSS 401(k) Plan assets ceased participation in the Master Trust. As a legal matter, the trust ceased to be a master trust at that time and now only holds assets of the Plan.
As a result, the accompanying Statement of Net Assets Available for Benefits as of December 31, 2025 presents the Plan’s investments directly, rather than as an interest in a Master Trust. Prior year amounts continue to reflect the Plan’s participation in the Master Trust arrangement. The change had no impact on participant account balances, vested benefits, or the overall net assets available for benefits of the Plan.
The fair value of the assets, liabilities and investments of the Master Trust held by the Trustee and the Plan’s portion of the fair value as of December 31, 2024, are presented in the table below:

	Master Trust Balances	Plan’s interest in Master Trust Balances
(In thousands)	2024	2024
ASSETS
Investments at fair value:
Brokerage window account	$917,574	$916,557
L3Harris common stock	1,351,012	1,341,277
Common/collective trust fund	12,645,854	12,607,753
Total investments at fair value	14,914,440	14,865,587
Investments at contract value:
Synthetic guaranteed investment contracts	1,304,902	1,300,629
Receivables:
Accrued interest & dividends	5,567	5,549
Due from broker for securities sold	726	723
Total receivables	6,293	6,272
Total assets	16,225,635	16,172,488
LIABILITIES
Due to broker for securities purchased	1,281	1,272
Total liabilities	1,281	1,272
NET ASSETS	$16,224,354	$16,171,216